Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials	$ 1,391	$ 1,566
Work in progress	316	356
Finished goods	568	935
Total	$ 2,275	$ 2,857